Loans and Related Allowance for Credit Losses, Loans by Delinquency Status, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 895,394	$ 887,637
Nonaccrual loans	7,212	8,728
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	513,120	478,417
Nonaccrual loans	2,376	4,779
Total Commercial [Member] | Current-29 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	508,685	472,181
Total Commercial [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,824	1,379
Total Commercial [Member] | 90 days or more past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	235	78
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	350,436	318,805
Nonaccrual loans	980	2,698
Commercial and industrial loans [Member] | Current-29 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	348,033	315,493
Commercial and industrial loans [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,217	575
Commercial and industrial loans [Member] | 90 days or more past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	206	39
Real estate mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	127,733	121,720
Nonaccrual loans	1,235	1,774
Real estate mortgage [Member] | Current-29 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	126,184	119,561
Real estate mortgage [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	285	347
Real estate mortgage [Member] | 90 days or more past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	29	38
Real estate construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	20,092	21,805
Nonaccrual loans	13	48
Real estate construction [Member] | Current-29 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,900	21,532
Real estate construction [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	179	224
Real estate construction [Member] | 90 days or more past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	1
Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,859	16,087
Nonaccrual loans	148	259
Lease financing [Member] | Current-29 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,568	15,595
Lease financing [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	143	233
Lease financing [Member] | 90 days or more past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 0	$ 0